Segment Reporting - Main Customer (Details) - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers
Number of customers		0
Percentage of entity's revenue (as a percent)		10.00%
Goods or services recognized at point in time
Disclosure of major customers
Percentage of entity's revenue (as a percent)	97.20%	97.20%	97.30%
Bioscience | Customer
Disclosure of major customers
Number of customers	1		1
Percentage of entity's revenue (as a percent)	10.38%		10.06%